Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Finance and Operating leases

The following table shows finance lease liabilities and the associated financial statement line items:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Liabilities
Finance lease liabilities – current	45,032	46,219	36,339
Finance lease liabilities – non-current	80,476	57,066	44,867
Total	125,508	103,285	81,206

As of December 31, 2024 and June 30, 2025, “Right-of-use assets, net” consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Motor vehicles under hire purchase	183,073	183,073	143,937
Leased office equipment	71,434	71,434	56,163
Less: Accumulated amortization	(135,482)	(157,299)	(123,673)
Right-of-use assets (finance lease), net	119,025	97,208	76,427

Information related to finance lease activities during the periods are as follows:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Finance lease expenses
Amortization	25,444	21,817	17,153
Interest of financing lease liabilities	4,017	2,862	2,250

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31, 2024	As of June 30, 2025 (Unaudited)
Weighted average remaining lease term (Years)
Finance leases	2.91	2.48

Weighted average discount rate (%)
Finance leases	5.21	5.18

The following table shows operating lease liabilities and the associated financial statement line items:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Liabilities
Operating lease liabilities – current	170,776	132,053	103,823
Operating lease liabilities – non-current	96,921	38,968	30,638
Total	267,697	171,021	134,461

As of December 31, 2024 and June 30, 2025, “Right-of-use assets, net” consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Leasehold buildings	717,262	717,262	563,930
Less: Accumulated amortization	(445,607)	(541,892)	(426,049)
Right-of-use assets (operating lease), net	271,655	175,370	137,881

Information related to operating lease activities during the periods are as follows:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Operating lease expenses
Amortization	76,664	96,285	75,702
Interest of operating lease liabilities	3,252	3,630	2,854

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31, 2024	As of June 30, 2025 (Unaudited)

Weighted average remaining lease term (Years)
Operating leases	1.56	1.23

Weighted average discount rate (%)
Operating leases	3.42	3.11

The following table shows finance lease liabilities and the associated financial statement line items:

	As of December 31,
	2023	2023	2024
	S$	S$	$
Liabilities
Finance lease liabilities – current	62,778	45,032	32,961
Finance lease liabilities – non-current	73,173	80,476	58,905
Total	135,951	125,508	91,866

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Motor vehicles under hire purchase	230,334	183,073	134,003
Leased office equipment	73,830	71,434	52,286
Less: Accumulated amortization	(186,084)	(135,482)	(99,168)
Right-of-use assets (finance lease), net	118,080	119,025	87,121

Information related to finance lease activities during the periods are as follows:

	For the Years Ended December 31,
	2023	2024	2024
	S$	S$	$
Finance lease expenses
Amortization	62,346	52,031	38,084
Interest of financing lease liabilities	8,877	8,267	6,051

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31,
	2023	2024
Weighted average remaining lease term (Years)
Finance leases	2.70	2.91

Weighted average discount rate (%)
Finance leases	5.67	5.21

The following table shows operating lease liabilities and the associated financial statement line items:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Liabilities
Operating lease liabilities – current	136,566	170,776	125,001
Operating lease liabilities – non-current	42,217	96,921	70,942
Total	178,783	267,697	195,943

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Leasehold buildings	518,964	717,262	525,005
Less: Accumulated amortization	(341,870)	(445,607)	(326,165)
Right-of-use assets (operating lease), net	177,094	271,655	198,840

Information related to operating lease activities during the periods are as follows:

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Operating lease expenses
Amortization	117,878	129,675	173,256	126,816
Interest of operating lease liabilities	9,953	7,157	6,576	4,813

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31,
	2023	2024
Weighted average remaining lease term (Years)
Operating leases	1.35	1.56

Weighted average discount rate (%)
Operating leases	3.75	3.42

Schedule of Future Finance Lease Payments

Future finance lease payments as of June 30, 2025 (unaudited) are detailed as follows:

For the year ending June 30,	S$	$
2026	50,172	39,446
2027	34,454	27,088
2028	23,643	18,589
2029 and thereafter	1,300	1,023
Total future lease payment	109,569	86,146
Less: Imputed interest	(6,284)	(4,940)
Present value of finance lease liabilities	103,285	81,206
Less: Current portion	(46,219)	(36,339)
Long-term potion of finance lease liabilities	57,066	44,867

Future finance lease payments as of December 31, 2024 are detailed as follows:

Finance leases	S$	$
2025	50,172	36,724
2026	44,846	32,825
2027	29,388	21,511
2028 and hereafter	10,249	7,502
Total future lease payment	134,655	98,562
Less: Imputed interest	(9,147)	(6,696)
Present value of finance lease liabilities	125,508	91,866
Less: Current portion	(45,032)	(32,961)
Long-term potion of finance lease liabilities	80,476	58,905

Schedule of Future Operating Lease Payments

Future operating lease payments as of June 30, 2025 are detailed as follows:

For the year ending June 30,	S$	$
2026	137,613	108,195
2027 and thereafter	51,028	40,119
Total future lease payment	188,641	148,314
Less: Imputed interest	(17,620)	(13,853)
Present value of operating lease liabilities	171,021	134,461
Less: Current portion	(132,053)	(103,823)
Long-term potion of operating lease liabilities	38,968	30,638

Future operating lease payments as of December 31, 2024 are detailed as follows:

Operating leases	S$	$
2025	176,613	129,273
2026	98,171	71,857
2027 and hereafter	—	—
Total future lease payment	274,784	201,130
Less: Imputed interest	(7,087)	(5,187)
Present value of operating lease liabilities	267,697	195,943
Less: Current portion	(170,776)	(125,001)
Long-term potion of operating lease liabilities	96,921	70,942